Employee Benefits - Summary of Change in Defined Benefit Obligation for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of defined benefit plans [line items]
Service cost	₨ 452.6	$ 6.9	₨ 486.2	₨ 555.3
Interest cost	(2.5)	(0.1)	7.6	23.7
Remeasurements
Actuarial (gains) / losses arising from changes in financial assumptions	(1.4)		(156.5)	(653.2)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	147.0	2.3	(195.3)	(40.9)
Present value of defined benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	3,482.6	53.4	3,339.2
Service cost	452.6	6.9	486.2
Interest cost	79.0	1.2	63.4
Remeasurements
Actuarial (gains) / losses arising from changes in financial assumptions	(1.4)		(156.5)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	147.0	2.3	(195.3)
Benefits paid from plan assets	(70.8)	(1.1)	(42.6)
Benefits paid directly by employer	(34.9)	(0.5)	(13.5)
Foreign currency translation	202.2	3.1	1.7
End of the year	₨ 4,256.3	$ 65.3	₨ 3,482.6	₨ 3,339.2